CONSOLIDATED STATEMENTS OF CASH FLOWS - SUPPLEMENTAL - USD ($) $ in Thousands	12 Months Ended
	Dec. 30, 2017	Dec. 31, 2016	Dec. 26, 2015
RECONCILIATION OF CASH AND CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents, beginning of period	$ 34,091	$ 87,756
Restricted cash, beginning of period	398	586	$ 405
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, BEGINNING OF YEAR	34,489	88,342	405
Cash and cash equivalents, end of period	28,339	34,091	87,756
Restricted cash, end of period	477	398	586
CASH, CASH EQUIVALENTS, AND RESTRICTED CASH, END OF PERIOD	28,816	34,489	88,342
SUPPLEMENTAL INFORMATION:
Interest paid	6,020	4,550	5,118
Income taxes paid	56,663	57,311	42,767
NON-CASH INVESTING ACTIVITIES
Notes receivable exchanged for property			389
NON-CASH FINANCING ACTIVITIES:
Common stock issued under deferred compensation plans	$ 5,116	$ 4,353	3,461
Property exchanged for notes receivable			300
Acquisition earnout adjustment prior to final purchase accounting			$ 14,195